Statement of Changes in Stockholders' Deficit - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 633,333		$ (13,893)	$ 23,272,739	$ (113,389)		$ (29,777,910)	$ (5,999,121)
Balance, shares at Dec. 31, 2013	21,111,111		290,066,139
Issuance of stock for services			$ 6,349	393,651				$ 400,000
Issuance of stock for services, shares			6,349,206
Cashless exercise of options			$ 2,714	(2,714)
Cashless exercise of options, shares			2,714,285
Fair value of employee stock options				860,235				$ 860,235
Issuance of shares of common stock for settlement of debt			$ 8,449	498,139				506,588
Issuance of shares of common stock for settlement of debt, shares			8,448,519
Forgiveness of related party debt				$ 25,000				25,000
Net loss							$ (7,918,495)	(7,918,495)
Balance at Dec. 31, 2014	$ 633,333		$ 3,618	$ 25,047,050	$ (113,389)		$ (37,696,405)	$ (12,125,793)
Balance, shares at Dec. 31, 2014	248,366		3,618,566
Issuance of stock for services			$ 960	2,415,690		$ (2,416,650)
Issuance of stock for services, shares			960,000
Fair value of employee stock options				849,791				$ 849,791
Conversion of Series A Convertible Preferred Stock into common stock	$ (633,333)		$ 248	633,085
Conversion of Series A Convertible Preferred Stock into common stock, shares	(248,366)		248,366
Sale of Convertible Preferred stock	$ 390			1,278,111				$ 1,278,501
Sale of Convertible Preferred stock, shares	389,668
Conversion of stockholder deferred compensation into Series A Convertible Preferred Stock	$ 10			34,990				35,000
Conversion of stockholder deferred compensation into Series A Convertible Preferred Stock, shares	10,667
Conversion of notes payable and accrued interest into Series A Convertible Preferred Stock	$ 42			136,771				136,813
Conversion of notes payable and accrued interest into Series A Convertible Preferred Stock, shares	41,603
Conversion of accrued expenses into Series B Convertible Preferred Stock				8,367,417				8,367,417
Conversion of accrued expenses into Series B Convertible Preferred Stock, shares		1
Sale of stock			$ 305	49,695				50,000
Sale of stock, shares			304,785
Conversion of warrants			$ 51	36,949				37,000
Conversion of warrants, shares			51,372
Conversion of stockholder notes payable and accrued interest into common stock			$ 674	730,752				731,426
Conversion of stockholder notes payable and accrued interest into common stock, shares			673,706
Conversion of accounts payable and accrued expenses into common stock			$ 117	99,330				$ 99,447
Conversion of accounts payable and accrued expenses into common stock, shares			116,997
Cashless exercise of warrants into common stock			$ 2	(2)
Cashless exercise of warrants into common stock, shares			2,353
Decrease in fair value of restricted stock units				(75,500)		$ 75,500
Forgiveness of stockholder compensation				$ 175,287				$ 175,287
Amortization of deferred compensation						$ 498,816		$ 498,816
Rounding of partial shares relative to reverse split			$ 1	$ (1)
Rounding of partial shares relative to reverse split (in shares)			885
Net loss							$ (2,301,885)	$ (2,301,885)
Balance at Dec. 31, 2015	$ 442		$ 5,977	$ 39,779,414	$ (113,389)	$ (1,842,334)	$ (39,998,290)	$ (2,168,180)
Balance, shares at Dec. 31, 2015	441,938	1	5,977,030